Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Purchase from related parties		$ 41,287	$ 7,959	$ 322
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	20,639
Alibaba Cloud Computing Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	11,060	3,360	$ 322
Hunan Qindao Cultural Spread Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	9,131	3,929
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties		338	323
Guangzhou Jianyue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties		$ 119
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties			$ 347

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Hunan Qindao Cultural Spread Ltd. represent the revenue sharing with broadcaster agencies of live video service.
[2]	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.